GOODWILL	12 Months Ended
May 31, 2012
GOODWILL
9.	GOODWILL

	As of May 31,
	2011	2012
	US$	US$

Costs:
Beginning balance	2,894	7,588
Payment of contingent consideration associated with acquisition of Tongwen	193	—
Acquisition of Newave	5,537	—
Disposal of Mingshitang	(1,378)	—
Deconsolidation of Newave	—	(5,820)
Exchange of difference	342	30

Ending balance	7,588	1,798

Accumulated goodwill impairment loss:
Beginning balance	76	—
Disposal of Mingshitang	(76)	—

Ending balance	—	—

Goodwill, net	7,588	1,798

Goodwill is associated with entities included in the language training and test preparation courses segment.